Derivative Financial Instruments - Offsetting of Foreign Currency Derivative Contracts (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 2,325
Gross Amounts Offset in the Condensed Consolidated Balance Sheets	0
Net Amounts Presented in Condensed Consolidated Balance Sheets	2,325
Gross Amounts Not Offset in Condensed Consolidated Balance Sheets, Financial Instruments	1,971
Gross Amounts Not Offset in Condensed Consolidated Balance Sheets, Cash Collateral Pledged	0
Net Amount	354
Foreign currency exchange contract [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Assets	5,313	$ 316
Gross Amounts Offset in the Condensed Consolidated Balance Sheets	0
Net Amounts Presented in Condensed Consolidated Balance Sheets	5,313
Gross Amounts Not Offset in Condensed Consolidated Balance Sheets, Financial Instruments	1,971
Gross Amounts Not Offset in Condensed Consolidated Balance Sheets, Cash Collateral Received	0
Net Amount	3,342
Gross Amounts of Recognized Liabilities	$ 2,325	$ 105